Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax
10.
Income Tax

The following table illustrates the current and deferred taxes for the periods indicated:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Current income tax	(9)	(7,790)	—
Deferred income tax	1,998	1,662	2,345
Taxes on income	1,989	(6,128)	2,345

During the year ended December 31, 2025, the Group generated a net loss. Correspondingly the Group did not recognize a current income tax expense and no equivalent current tax liability for the year ended December 31, 2025.

During the year ended December 31, 2024, the Group generated a net profit mainly due to the recognition of revenue from the collaboration agreements with BMS, Genmab and Moderna and correspondingly recognized current income tax expenses.

The Group generated a net loss during the year ended December 31, 2023 and correspondingly recognized no current income tax expense and no equivalent current tax liability.

Immatics received an income tax refund of €4.7 million for the year ended December 31, 2025, from income tax prepayments made in prior periods.

Immatics paid income tax of €9.2 million during the year ended December 31, 2025, for income tax prepayments that the Group expects to fully claim back.

For Immatics N.V., no profit in accordance with German tax accounting was incurred during the years ended December 31, 2025, 2024 and 2023, respectively.

For Immatics GmbH, the Group recognized a current income tax expense of €0.0 million, €7.8 million and €0.0 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Group incurred taxable losses for the years ended December 31, 2025 and December 31, 2023. Therefore, no current income tax expense has been recorded for the respective periods. For the year ended December 31, 2024, the current income tax expense is calculated based on taxable income of Immatics GmbH. The Group took into account the tax losses carried forward that can be used to offset the taxable income generated during the year ended December 31, 2024 for the purpose of income tax calculation. In accordance with §10d para 2 EStG (German income tax code), 70% (corporate tax) / 60% (trade tax) of income of a given year can be offset with tax losses carried forward. Accordingly, 30% / 40% of the income before tax of Immatics GmbH is subject to income tax.

As the profit generated by Immatics GmbH during the year ended December 31, 2024, is considered as one-time profit, no deferred tax assets exceeding the deferred tax liability for temporary differences have been recognized in respect of tax losses carried forward. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years, which could result in the recognition of deferred tax assets.

Immatics N.V. and Immatics US, Inc. generated losses for all periods during the years ended December 31, 2025 and December 31, 2024.

The Group generated losses for all entities within the Group during the year ended December 31, 2023.

The Group’s German operations were subject to a statutory tax rate of 30.6%, 30.2% and 30.4% during the year ended December 31, 2025, 2024 and 2023, respectively. The Group’s U.S. operations were subject to a corporate income tax rate of 21% for the year ended December 31, 2025, 2024 and 2023.

Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code.

A reconciliation between taxes on income reflected on the Consolidated Statement of Profit or Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Profit/(loss) before taxes	(198,436)	21,346	(96,994)
Expected taxes	60,758	(6,453)	29,475
Effects
Difference in tax rates	(13,101)	(5,428)	(4,670)
Government grants exempted from taxes	1,423	—	—
Permanent Differences	(1,925)	6,329	(6,304)
Utilization of previously unrecorded tax losses carried forward	—	14,452	—
Non-recognition of deferred taxes on tax losses and temporary differences	(45,166)	(15,028)	(16,156)
Taxes on income	1,989	(6,128)	2,345

For the year ended December 31, 2025, 2024 and 2023, permanent differences relate to share-based compensation expenses, to transaction costs directly attributable and incremental to capital raises and to the change in fair value of the financial liabilities for the warrants.

Due to the limitations on ability to offset deferred tax liabilities with tax losses carried forward in accordance with §10d para 2 EStG, Immatics N.V. and Immatics GmbH need to account for all deferred tax liabilities for temporary differences whereas deferred tax assets can only be recognized to a certain percentage.

Deferred tax assets and deferred tax liabilities consist of the following:

	As of
	December 31, 2025		December 31, 2024
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Right-of-use assets	—	(3,517)	—	(3,494)
Deferred revenue	—	(11,391)	—	(12,379)
Cash and cash equivalents and Other financial assets	—	—	331	(4,751)
Lease liabilities	3,721	—	3,596	—
Tax loss carryforward	7,380	—	10,893	—
Total	11,101	(14,908)	14,820	(20,624)
Netting	(11,101)	11,101	(14,820)	14,820
Net deferred tax assets/liabilities	—	(3,807)	—	(5,804)

Deferred tax liabilities decreased by €2.0 million from €5.8 million as of December 31, 2024 to €3.8 million as of December 31, 2025 with a corresponding deferred income tax benefit. The decrease is mainly related to the decrease in temporary differences in Deferred revenue, Cash and cash equivalents and Other financial assets.

In 2025, the Act on a Tax Investment Incentive Program to Strengthen Germany as a Business Location was enacted. Among other measures, this law provides for a gradual reduction of the German corporate income tax rate from the current 15% to 10% over the period from 2028 to 2032. As a result, deferred tax assets and deferred tax liabilities arising from temporary differences as well as from tax loss carryforwards were measured using the tax rate expected to apply at the time when the respective temporary differences reverse or when the loss carryforwards are utilized. The remeasurement of deferred taxes resulted in a tax income of €0.1 million for the year ended December 31, 2025. The effect from the remeasurement of deferred taxes mainly arises from temporary differences related to deferred revenue.

For the years ended December 31, 2025, and 2024, the Group had accumulated tax losses of €493.5 million and €301.7 million, respectively, that may be offset against future taxable profits of the Group, subject to certain limitations. For €493.5 million and €301.7 million of the accumulated tax losses, no deferred tax assets beyond offsetting amounts for deferred tax liabilities from temporary differences have been recognized in the financial statements. For the year ended December 31, 2025, €26 million of total tax losses is subject to a 20-year carry forward period. All other tax losses have an indefinite carry forward period.

The limitation on tax loss carry forwards in Immatics US, Inc. is 80.00% of each subsequent year’s net income, starting with losses generated after January 1, 2018. These have an indefinite carry forward period, but no carry back option. Any losses generated prior to January 1, 2018 still can be utilized at 100.00% and are subject to a twenty-year carry forward expiration period. Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the Code.